RIVER CANYON TOTAL RETURN BOND FUND

A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated March 21, 2018

to the Statement of Additional Information dated January 28, 2018

I. CHANGE IN SECRETARY AND ASSISTANT SECRETARY OF THE TRUST

Effective March 8, 2018, the Board of Trustees of Advisers Investment Trust (the “Trust”) elected Toni M. Bugni as Secretary of the Trust and Deanna Y. Pellack as Assistant Secretary of the Trust. Additionally, effective March 8, 2018, the Board accepted the resignation of Dana A. Gentile as Secretary and Jennifer L. Gorham as Assistant Secretary of the Trust.

With the resignations of Mses. Gentile and Gorham and the appointments of Mses. Bugni and Pellack as officers of the Trust, the following changes are being made to the Statement of Additional Information:

•	All references to Ms. Gentile as Secretary of the Trust are hereby deleted.

•	All references to Ms. Gorham are removed from the Statement of Additional Information.

•	On page 41, the table listing each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each Officer of the Trust, is deleted in its entirety and replaced with the following:

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years
David M. Whitaker[3] Year of Birth: 1971	Trustee	Indefinite/ July 2017 to present	President, Foreside Financial Group, LLC 2011 to present; Director, Portland Air Freight, 2011 to present; Director, National Investment Company Service Association (NICSA) 2018 to present.	15	PAF Transportation; NICSA

Daniel P. Houlihan Year of Birth: 1966	Trustee	Indefinite/ March 2016 to present	Executive Vice President, The Northern Trust Company, 2008 to present; Chairman, National Investment Company Service Association (NICSA) 2017 to present; Vice Chairman, National Investment Company Service Association (NICSA) 2014 to 2017.	15	None

Rita Tholt Year of Birth: 1960	Chief Compliance Officer	Indefinite/ December 2016 to present	Director, Foreside Financial Group, LLC, 2016 to present; Chief Compliance Officer, GraniteShares Advisors, LLC, 2017 to present; Chief Compliance Officer, Tributary Capital Management, 2016 to present; Director, Beacon Hill Fund Services, Inc., 2015 to 2016; Chief Compliance Officer, Nationwide Investment Advisors, LLC, 2009 to 2015.	N/A	N/A

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years
Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/ July 2011 to present	Senior Managing Director, Foreside Financial Group, LLC, 2016 to present; Director, Beacon Hill Fund Services, Inc., 2009 to 2016.	N/A	N/A

Trent Statczar Year of Birth: 1971	Assistant Treasurer	Indefinite/ July 2011 to present	Fund Principal Financial Officer, Foreside Financial Group, LLC, 2016 to present; Director, Beacon Hill Fund Services, Inc., 2008 to present.	N/A	N/A

Dana Gentile Year of Birth: 1962	Vice President	Indefinite/ July 2017 to present	Senior Managing Director, Foreside Financial Group, LLC, 2017 to present; Managing Director, Foreside Financial Group, LLC, 2016 to present; Managing Director, Beacon Hill Fund Services, Inc., 2016; Director, Beacon Hill Fund Services, Inc., 2013 to 2016; Senior Vice President, Citi Fund Services Ohio, Inc., 2007 to 2013, Secretary of Advisers Investment Trust, 2013 to present.	N/A	N/A

Barbara J. Nelligan Year of Birth: 1969	President	Indefinite/ August 2017 to present	Senior Vice President, Global Fund Services Product Management, The Northern Trust Company, 1991 to present, Vice President of Advisers Investment Trust, 2012 to 2017.	N/A	N/A

Toni M. Bugni Year of Birth: 1973	Secretary	Indefinite/ March 2018 to Present	Senior Vice President, Compliance Support Services, The Northern Trust Company, 2011 to present.	N/A	N/A

Deanna Y. Pellack Year of Birth: 1987	Assistant Secretary	Indefinite/ March 2018 to present	Second Vice President, Compliance Support Services, The Northern Trust Company, 2014 to present; Officer, Wealth Management, The Northern Trust Company, 2013 to 2014; The Options Clearing Corporation, 2008 to 2013.	N/A	N/A

[1]	The mailing address of Messrs. Whitaker, Sheets, and Statczar and Mses. Tholt and Gentile is 690 Taylor Road, Suite 210, Gahanna, Ohio 43230. The mailing address of Mr. Houlihan and Mses. Nelligan, Bugni, and Pellack is 50 S. LaSalle Street, Chicago, IL 60603.
[2]	The Trust consists of various series of the Trust.
[3]	On July 27, 2017 the Board appointed Mr. Whitaker to the Board of Trustees.

II. CHANGE TO PORTFOLIO MANAGER HOLDINGS INFORMATION

On page 48, under the heading “Investment Advisory and Other Services,” the paragraph entitled “Portfolio Manager Holdings” and the associated table are deleted in their entirety and replaced with the following:

The following table indicates for the Fund the dollar range of shares beneficially owned by the portfolio manager as of September 30, 2017.

Dollar Range of Shares in the Funds
Individual	Title	None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
George Jikovski	Senior Portfolio Manager							X

This Supplement and the Prospectus and Statement of Additional Information should be retained for future reference.

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